INCOME TAX BENEFIT EXPENSE (Tables)	3 Months Ended
Mar. 31, 2013
INCOME TAX BENEFIT EXPENSE
INCOME TAX BENEFIT EXPENSE

The components of income tax (benefit) expense for each of the three months ended March 31, 2013 and 2012 and for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 are as follows:

Period from
August 1, 2007
(date of
bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Federal:
Current	$-	$-	$-
Deferred	-	-	-
	-	-	-
State:
Current	-	-	-
Deferred	-	-	-
	-	-	-

Total	$-	$-	$-